Net loss per share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss per share	Net (Loss) Income Per Share
Net (Loss) Income Per Share
Basic and diluted net (loss) income per share attributable to common stockholders was calculated as follows:

	Three Months Ended September 30,
	2021	2020
	(in thousands, except per share data)
Net (loss) income	$(34,527)	$12,758
Net (loss) income attributable to common stockholders	(34,527)	4,966
Basic weighted average number of common shares and common share equivalents outstanding (1)	414,572,706	88,863,244
Diluted weighted average number of common shares and common share equivalents outstanding (1)	414,572,706	248,133,335
Net (loss) income per share attributable to common stockholders—basic	$(0.08)	$0.06
Net (loss) income per share attributable to common stockholders—diluted	$(0.08)	$0.02

	Nine Months Ended September 30,
	2021	2020
	(in thousands, except per share data)
Net loss	$(400,555)	$(10,001)
Net loss attributable to common stockholders	(400,555)	(10,001)
Basic and diluted weighted average number of common shares and common share equivalents outstanding(1)	410,417,493	88,616,116
Net loss per share attributable to common stockholders—basic and diluted	$(0.98)	$(0.11)
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(1)Prior period results have been adjusted to reflect the exchange of Legacy Clover's common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for details.
Because the Corporation had a net loss during the three and nine months ended September 30, 2021, and a net loss during the nine months ended September 30, 2020, the Corporation’s potentially dilutive securities, which include stock options, restricted stock, preferred stock, and warrants to purchase shares of common stock and preferred stock, have been excluded from the computation of diluted net loss per share, as the effect would be anti-dilutive. Therefore, during these periods, the diluted common shares outstanding equals the average common shares outstanding. The Corporation excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended September 30,
	2021	2020
Options to purchase common stock (1)	33,477,833	5,183,834
RSUs	21,106,720	—
Warrants to purchase common stock (as converted to common stock) (1)	—	4,342,956
Warrants to purchase convertible preferred stock (as converted to common stock) (1)	—	2,618,770
Total anti-dilutive shares excluded from computation of earnings per share	54,584,553	12,145,560

	Nine Months Ended September 30,
	2021	2020
Options to purchase common stock (1)	33,477,833	37,296,034
RSUs	21,106,720	—
Convertible preferred stock (as converted to common stock) (1)	—	139,444,346
Warrants to purchase common stock (as converted to common stock) (1)	—	4,884,132
Warrants to purchase convertible preferred stock (as converted to common stock) (1)	—	2,618,770
Total anti-dilutive shares excluded from computation of earnings per share	54,584,553	184,243,282
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(1)Prior period results have been adjusted to reflect the exchange of Legacy Clover's common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for details.
Net loss per share
Net loss per share
Basic and diluted net loss per share attributable to common stockholders, after reverse capitalization, was calculated as follows(1):

	Year ended December 31,
	2020	2019
Net loss	$(136,392)	$(363,737)
Net loss attributable to common stockholders	(136,392)	(363,737)
Weighted average common shares outstanding—basic and diluted	88,691,582	87,829,419
Net loss per share attributable to common stockholders— basic and diluted	$(1.54)	$(4.14)
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(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3, “Reverse Capitalization,” for details.
The Corporation’s potentially dilutive securities, which include stock options, preferred stock and warrants to purchase shares of preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Corporation excluded the following potential common shares, presented based on amounts outstanding at each period end after reverse capitalization, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect(1):

	Year ended December 31,
	2020	2019
Options to purchase common stock	36,557,759	24,344,848
Convertible preferred stock (as converted to common stock)	139,444,346	139,444,346
Warrants to purchase common stock (as converted to common stock)	7,502,902	4,884,132
Warrants to purchase convertible preferred stock (as converted to common stock)	—	2,618,770
	183,505,007	171,292,096
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(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3 (Reverse Capitalization) for details.